FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring	The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented in the tables below.

	Fair Value Hierarchy
As of June 30, 2023	Level 1	Level 2	Level 3	Total
Assets:
Life settlement policies	$—	$—	$56,685,617	$56,685,617
Available-for-sale securities, at fair value	—	—	1,000,000	1,000,000
Other investments	—	—	1,600,000	1,600,000
S&P 500 options	1,794,640	—	—	1,794,640
Other assets	7,246	—	—	7,246

Total assets held at fair value	$1,801,886	$—	$59,285,617	$61,087,503

Liabilities:
Long-term debt	$—	$—	$66,165,396	$66,165,396
Private placement warrants	—	—	2,438,600	2,438,600

Total liabilities held at fair value:	$—	$—	$68,603,996	$68,603,996

	Fair Value Hierarchy
As of December 31, 2022	Level 1	Level 2	Level 3	Total
Assets:
Life settlement policies	$—	$—	$13,809,352	$13,809,352
Available-for-sale securities, at fair value	—	—	1,000,000	1,000,000
Other investments	—	—	1,300,000	1,300,000
S&P 500 options	890,829	—	—	890,829

Total assets held at fair value	$890,829	$—	$16,109,352	$17,000,181

Liabilities:
Long-term debt	$—	$—	$28,249,653	$28,249,653

Total liabilities held at fair value:	$—	$—	$28,249,653	$28,249,653

Fair Value Measurement Inputs and Valuation Techniques	If the discount rate increased or decreased by 2 percentage points and the other assumptions used to estimate fair value remained the same, the change in estimated fair value as of June 30, 2023, would be as follows:
As of June 30, 2023 Rate Adjustment	Fair Value	Change in Fair Value

+2%	$53,987,508	$(2,698,109)
No change	56,685,617
-2%	59,857,879	3,172,262
The following table presents the key assumptions in the analysis:

Private Placement Warrants
Expected implied volatility	de minimis
Risk-free interest rate	4.09%
Term to expiration	5.0 years
Exercise price	$11.50
Common Stock Price	$10.03
Dividend Yield	—%

Schedules of Concentration of Risk, by Risk Factor	The following table provides information about the life insurance issuer concentrations that exceed 10% of total face value or 10% of total fair value of the Company’s life insurance policies as of June 30, 2023:

Carrier	Percentage of Face Value	Percentage of Fair Value	Carrier Rating
American General Life Insurance Company	14.0%	11.0%	A
ReliaStar Life Insurance Company	6.0%	12.0%	A
Lincoln National Life Insurance Company	14.0%	12.0%	A

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a roll forward of the fair value of life insurance policies for the six months-ended June 30, 2023:

Fair value at December 31, 2022	$13,809,352

Policies purchased	58,543,580

Realized gain (loss) on matured/sold policies	1,898,958
Premiums paid	(879,462)
Unrealized gain(loss) on held policies	3,319,588

Change in estimated fair value	4,339,084

Matured/sold policies	(20,885,861)
Premiums paid	879,462

Fair value at June 30, 2023	$56,685,617

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a roll forward of the fair value of the issued notes for the six months ended June 30, 2023:

Fair value at December 31, 2022	$28,249,653

Debt issued to third parties	35,209,825

Unrealized loss on change in fair value (risk-free)	2,398,662
Unrealized gain on change in fair value (credit-adjusted)	307,256

Change in estimated fair value	2,705,918

Fair value at June 30, 2023	$66,165,396